Investments in joint ventures - Transactions between group and its joint ventures (Details) - Joint ventures - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales to joint ventures
Sales to related parties	$ 4,603	$ 3,578	$ 3,327
Related party receivable	251	352	291
Purchases from joint ventures
Purchases of goods, related party	1,336	1,257	943
Related party payables	$ 300	$ 176	$ 120